Note 24 - Income Tax (Expense) Benefit - Reconciliation of Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		5 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net income (loss) before income taxes		$ (9,800)	$ (8,849)	$ 41,641	$ 7,504
Tax (expense) benefit at applicable tax rate		2,450	2,212	(9,577)	(1,801)
Effect of different tax rates applied by subsidiaries		(2,339)	(99)	(167)	1,120
Tax effect of translation differences exempted for tax		1,599	0	218	(1,287)
Tax effect of financial items exempted from tax		144	0	1,726	1,614
Tax effects of losses in associates and joint ventures which are non-deductible		(84)	(636)	(744)	(401)
Net other permanent differences (not) tax deductible		(344)	(685)	(617)	2,289
Change to previously recognized deferred tax assets		(70)		1,589	(1,812)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	[1]			(615)
Change in unrecognized deferred tax assets		(7)	(48)	1,144	(1,554)
Change in tax rate		746		561	392
Income tax (expense) benefit for the year		$ 2,096	$ 743	$ (6,481)	$ (1,440)
Effective tax rate		21.40%	8.40%	15.60%	19.20%

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.